Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Mar. 31, 2019	Mar. 28, 2020	Mar. 30, 2019	Mar. 31, 2018
Significant Accounting Policies [Line Items]
Amounts receivable from credit card issuers		$ 600	$ 1,200
Accounts receivable periods		30 days
Amortization method of intangible assets		trademarks and tradenames, which are amortized using the straight-line method over a period of 15 to 20 years.
Intangible assets		$ 5,800	5,200
Accumulated amortization of intangible assets		900	800
Asset impairment charges		300	100	$ 2,800
Reimbursement of advertising cost		1,100	1,000	1,100
Advertising and marketing expense		7,500	8,700	$ 9,500
Operating Lease, Liability		78,459
Operating Lease, Right-of-Use Asset		64,069	0
Reclassification of deferred gain on lease backs to retained earnings		$ (108,862)	$ (98,473)
Finance lease term		5 years
Accounting Standards Update 2017-02 [Member]
Significant Accounting Policies [Line Items]
Operating Lease, Liability	$ 76,800
Operating Lease, Right-of-Use Asset	76,800
Deferred Lease Inducements Reclassified To Right Of Use Assets [Member] | Accounting Standards Update 2017-02 [Member]
Significant Accounting Policies [Line Items]
Reclassification of deferred lease inducements to right of use assets operating lease	6,800
Reclassification of deferred straight line rent to operating lease liability	6,800
Deferred Straight Line Rent Reclassified To Operating Lease Liabilities [Member] | Accounting Standards Update 2017-02 [Member]
Significant Accounting Policies [Line Items]
Reclassification of deferred lease inducements to right of use assets operating lease	4,300
Reclassification of deferred straight line rent to operating lease liability	4,300
Reclassification Of Deferred Rent To Retained Earnings [Member] | Accounting Standards Update 2017-02 [Member]
Significant Accounting Policies [Line Items]
Reclassification of deferred gain on lease backs to retained earnings	$ 2,400
Equity Option [Member]
Significant Accounting Policies [Line Items]
Outstanding		704,818	288,000	381,487
Warrant [Member]
Significant Accounting Policies [Line Items]
Outstanding		382,693	382,693	382,693
Cost of Goods Sold [Member]
Significant Accounting Policies [Line Items]
Foreign exchange gains (losses)		$ 1,200	$ 100	$ 300
Interest and Other Financial Costs [Member]
Significant Accounting Policies [Line Items]
Foreign exchange gains (losses)		$ 500	$ 300	$ 100
Maximum [Member]
Significant Accounting Policies [Line Items]
Product return, Days		90 days
Consumer credit receivable charges		9.99%
Minimum [Member]
Significant Accounting Policies [Line Items]
Product return, Days		10 days
Consumer credit receivable charges		0.00%